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WRITER’S DIRECT DIAL NUMBER: (202) 508-4625

January 13, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Artisan Funds, Inc.: File Nos. 033- 88316 and 811-8932

Post-Effective Amendment No. 44 to the Registration Statement

Dear Sir or Madam:

On behalf of Artisan Funds, Inc. (the “Funds”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is a conformed copy of Post-Effective Amendment No. 44 to the Funds’ Registration Statement under the 1933 Act and Amendment No. 46 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Funds for five years.

The purpose of this filing is to register a new series, Artisan Global Equity Fund.

If you have any questions concerning this filing, please call me at (202) 508-4625 or my colleague Marian G. Fowler at (202) 508-4751.

Sincerely,

/s/ Alan G. Priest
Alan G. Priest